Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2018
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Cash and Cash Equivalents

(5) Cash and Cash Equivalents

Cash and cash equivalents as of March 31, 2017 and 2018 consist of the following:

	Yen (millions)
	2017	2018
Cash and deposits	¥1,528,861	¥1,691,645
Cash equivalents	577,115	564,843

Total	¥2,105,976	¥2,256,488

Cash equivalents held by Honda mainly consist of money market funds and certificates of deposit.